Securitizations and Variable Interest Entities, Sold or Securitized Loans Serviced for Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 79,830	$ 75,543
Delinquent loans and foreclosed assets	1,807	1,393
Net charge-offs	64	133
Conforming mortgage loan securitization [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	528,100	592,500
Delinquent loans and foreclosed assets	2,400	3,400
Total Commercial [Member] | Commercial mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	72,468	67,232
Delinquent loans and foreclosed assets	1,467	1,000
Net charge-offs	54	114
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	258	163
Total Consumer [Member] | Residential mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	7,362	8,311
Delinquent loans and foreclosed assets	340	393
Net charge-offs	10	19
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	$ 18	$ 22